Document and Entity Information	Jun. 30, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001002517
Document Type	8-K
Document Period End Date	Jun. 30, 2021
Entity Registrant Name	NUANCE COMMUNICATIONS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	00-27038
Entity Tax Identification Number	94-3156479
Entity Address, Address Line One	1 Wayside Road
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	(781)
Local Phone Number	565-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 par value per share
Trading Symbol	NUAN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false